Equity (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Billions		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 27, 2025	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Aug. 31, 2024	Feb. 24, 2025	Aug. 28, 2023
Disclosure of classes of share capital [line items]
Stock repurchase program number of shares repurchased				45,500,000	0	49,400,000	71,400,000
Number of shares repurchased price per share				$ 89.06		$ 80.15
Stock Repurchase Program Authorized Amount				$ 4.1		$ 4.0
Common stock shares authorized to be repurchased									90,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased								100,000,000
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares					0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares					5.00%
No Discount [Member]
Disclosure of classes of share capital [line items]
Percent of discount from share issuance		0.00%	0.00%			0.00%
Ordinary Share Transactions [Member]
Disclosure of classes of share capital [line items]
Dividends common stock	$ 1.05